Consolidated Statements of Changes in Equity - CAD ($) $ in Thousands	Total	Share capital [Member]	Warrants [Member]	Contributed surplus [Member]	Equity component of convertible debentures	Accumulated other comprehensive income (loss) [Member]	Retained earnings [Member]	Equity attributed to Osisko Gold Royalties Ltd shareholders [Member]	Non-controlling interest [Member]
Beginning Balance at Dec. 31, 2015	$ 937,239	$ 745,007	$ 18,072	$ 10,164		$ (41,203)	$ 203,800	$ 935,840	$ 1,399
Beginning Balance (shares) at Dec. 31, 2015		94,578,280
Statement [Line Items]
Adoption of IFRS 9						(7,610)	7,610
Net earnings (loss)	41,854						42,113	42,113	(259)
Other comprehensive income (loss)	71,318					71,318		71,318
Comprehensive income (loss)	113,172					71,318	42,113	113,431	(259)
Issuance of shares and warrants	172,608	$ 159,325	13,283					172,608
Issuance of shares and warrants (shares)		11,431,000
Dividends declared	(17,037)						(17,037)	(17,037)
Shares issued Dividends reinvestment plan	1,236	$ 1,236						1,236
Shares issued Dividends reinvestment plan (shares)		83,533
Shares issued Employee share purchase plan	532	$ 532						532
Shares issued Employee share purchase plan (shares)		36,411
Shared-based compensation	5,077			5,077				5,077
Fair value of options exercised		$ 42		(42)
Proceeds from exercise of options	188	$ 188						188
Proceeds from exercise of options (shares)		12,335
Fair value of options exercised, replacement share options		$ 3,788		(3,788)
Proceeds from exercise of options, replacement share options	4,806	$ 4,806						4,806
Proceeds from exercise of options, replacement share options (shares)		505,756
Equity component of convertible debentures, net of transaction costs	3,091				$ 3,091			3,091
Investments from non-controlling interests	1,111						384	384	727
Issue costs	(5,896)	$ (5,442)	(454)					(5,896)
Normal course issuer bid purchase of common chares	(1,823)	$ (592)					(1,231)	(1,823)
Normal course issuer bid purchase of common chares (shares)		(150,000)
Transfer of realized gain on financial assets at fair value through other comprehensive income						(14,667)	14,667
Ending Balance at Dec. 31, 2016	1,214,304	$ 908,890	30,901	11,411	3,091	7,838	250,306	1,212,437	1,867
Ending Balance (shares) at Dec. 31, 2016		106,497,315
Statement [Line Items]
Net earnings (loss)	(42,788)						(42,501)	(42,501)	(287)
Other comprehensive income (loss)	(11,876)					(11,876)		(11,876)
Comprehensive income (loss)	(54,664)					(11,876)	(42,501)	(54,377)	(287)
Business combinations	445,334	$ 445,334						445,334
Business combinations (shares)		30,906,594
Private placements	261,250	$ 261,250						261,250
Private placements (shares)		19,272,820
Exercise of share exchange rights	11,979	$ 11,979					1,589	13,568	(1,589)
Exercise of share exchange rights (shares)		772,810
Dividends declared	(24,274)						(24,274)	(24,274)
Shares issued Dividends reinvestment plan	1,327	$ 1,327						1,327
Shares issued Dividends reinvestment plan (shares)		88,536
Shares issued Employee share purchase plan	371	$ 371						371
Shares issued Employee share purchase plan (shares)		24,677
Shared-based compensation	3,218			3,218				3,218
Fair value of options exercised		$ 162		(162)
Proceeds from exercise of options	625	$ 625						625
Proceeds from exercise of options (shares)		43,970
Fair value of options exercised, replacement share options		$ 1,202		(1,202)
Proceeds from exercise of options, replacement share options	2,148	$ 2,148						2,148
Proceeds from exercise of options, replacement share options (shares)		190,471
Equity component of convertible debentures, net of transaction costs	14,510				14,510			14,510
Investments from non-controlling interests	304						295	295	$ 9
Issue costs	(275)	$ (275)						(275)
Transfer of realized gain on financial assets at fair value through other comprehensive income						(17,088)	17,088
Settlement of derivative financial instruments, net of taxes	18,248					18,248		18,248
Ending Balance at Dec. 31, 2017	$ 1,894,405	$ 1,633,013	$ 30,901	$ 13,265	$ 17,601	$ (2,878)	$ 202,503	$ 1,894,405
Ending Balance (shares) at Dec. 31, 2017		157,797,193